Research and Development Expenditures Recognized as Expenses	12 Months Ended
Dec. 31, 2020
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Research and Development Expenditures Recognized as Expenses
31.	Research and Development Expenditures Recognized as Expenses
Research and development expenditures recognized as expenses for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in millions of Won)	2018		2019	2020
Administrative expenses	￦	108,352	110,315	116,273
Cost of sales		418,250	389,460	351,861

	￦	526,602	499,775	468,134